DEBT - Borrowings by Nature and Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total debt	€ 2,089,737	€ 1,990,702	€ 1,927,167
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	1,185,470	1,198,109	1,198,109
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	788,269	682,581	682,581
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	60,496	64,208	673
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	32,946	35,984	35,984
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	22,556	€ 9,820	9,820
Due within one year
Disclosure of detailed information about borrowings [line items]
Total debt	421,323		352,409
Due within one year | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	7,260		7,616
Due within one year | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	338,366		300,051
Due within one year | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	20,195		673
Due within one year | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	32,946		34,249
Due within one year | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	22,556		9,820
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Total debt	1,355,631		1,574,758
Due between one and five years | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	879,834		1,190,493
Due between one and five years | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	449,903		382,530
Due between one and five years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	25,894		0
Due between one and five years | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	0		1,735
Due between one and five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	0		0
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Total debt	312,783		0
Due beyond five years | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	298,376		0
Due beyond five years | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	0		0
Due beyond five years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	14,407		0
Due beyond five years | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	0		0
Due beyond five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	€ 0		€ 0